Share Capital and Reserves	12 Months Ended
Dec. 31, 2017
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Share Capital and Reserves

30. Share Capital and Reserves

Equity share capital	2017		2016
	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)
Authorised
At 1 January and 31 December (€m)	400	25	400	25

Number of Shares at 1 January and 31 December (millions)	1,250	1,250	1,250	1,250

Allotted, called-up and fully paid
At 1 January (€m)	269	15	266	15
Performance Share Plan Awards	1	-	-	-
Issue of scrip shares in lieu of cash dividends (iii)	1	-	2	-
Share options and share participation schemes	-	-	1	-
At 31 December (€m)	271	15	269	15

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	833	833	824	824
Performance Share Plan Awards	2	2	-	-
Issue of scrip shares in lieu of cash dividends (iii)	3	3	7	7
Share options and share participation schemes	1	1	2	2
At 31 December	839	839	833	833

(i)	The Ordinary Shares represent 93.73% of the total issued share capital.

(ii)	The Income Shares, which represent 5.86% of the total issued share capital, were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice of election to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares is deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of the Income Shares, dividends on the Company’s shares no longer carry a tax credit. As elections made by shareholders to receive dividends on their holding of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.

(iii)	Issue of scrip shares in lieu of cash dividends:

	Number of shares			Price per share
	2017	2016	2015	2017	2016	2015
May 2017 - Final 2016 dividend (2016: Final 2015 dividend; 2015: Final 2014 dividend)	433,046	5,301,827	5,056,633	€33.08	€24.69	€24.60
October 2017 - Interim 2017 dividend (2016: Interim 2016 dividend; 2015: Interim 2015 dividend)	2,130,496	1,243,042	288,769	€29.24	€29.41	€26.16
Total	2,563,542	6,544,869	5,345,402

Share schemes

The aggregate number of shares which may be committed for issue in respect of any share option scheme, savings-related share option scheme, share participation scheme, performance share plan or any subsequent option scheme or share plan, may not exceed 10% of the issued ordinary share capital from time to time.

Share option schemes

Details of share options granted under the Company’s Share Option Schemes and the terms attaching thereto are provided in note 8 to the financial statements and on pages 88 to 89 of the Directors’ Remuneration Report. Under these schemes, options over a total of 1,589,335 Ordinary Shares were exercised during the financial year (2016: 2,223,574; 2015: 2,876,066).

	Number of shares
	2017	2016	2015
Options exercised during the year (satisfied by the issue of new shares)	1,589,335	2,209,638	-
Options exercised during the year (satisfied by the reissue of Treasury Shares)	-	13,936	2,876,066
Total	1,589,335	2,223,574	2,876,066

Share participation schemes

As at 31 December 2017, 7,862,416 (2016: 7,729,412) Ordinary Shares had been appropriated to participation schemes. In the financial year ended 31 December 2017, the appropriation of 133,004 shares was satisfied by the issue of new shares (2016: 116,160). The Ordinary Shares appropriated pursuant to these schemes were issued at market value on the dates of appropriation. The shares issued pursuant to these schemes are excluded from the scope of IFRS 2 Share-based Payment and are hence not factored into the expense computation and the associated disclosures in note 8.

Preference share capital	5% Cumulative Preference Shares of €1.27 each		7% ‘A’ Cumulative Preference Shares of €1.27 each
	Number of shares ‘000s	€m	Number of shares ‘000s	€m
Authorised
At 1 January 2017 and 31 December 2017	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2017 and 31 December 2017	50	-	872	1

There was no movement in the number of cumulative preference shares in either the current or the prior year.

The holders of the 5% Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 5% per annum and priority in a winding-up to repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears. Dividends on the 5% Cumulative Preference Shares are payable half-yearly on 15 April and 15 October in each year. The 5% Cumulative Preference Shares represent 0.02% of the total issued share capital.

The holders of the 7% ‘A’ Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 7% per annum, and subject to the rights of the holders of the 5% Cumulative Preference Shares, priority in a winding-upto repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears or unless the business of the meeting includes certain matters, which are specified in the Articles of Association. Dividends on the 7% ‘A’ Cumulative Preference Shares are payable half-yearly on 5 April and 5 October in each year. The 7% ‘A’ Cumulative Preference Shares represent 0.39% of the total issued share capital.

Treasury Shares/own shares	2017 €m	2016 €m
At 1 January	(14)	(28)
New Shares allotted to the Employee Benefit Trust (own shares)	(63)	-
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	63	-
Shares acquired by the Employee Benefit Trust (own shares)	(3)	(4)
Treasury Shares/own shares reissued	2	18
At 31 December	(15)	(14)

As at the balance sheet date, the total number of Treasury Shares held was 53,848 (2016: 83,423); the nominal value of these shares was €nil million (2016: €nil million). During the year ended 31 December 2017, no shares (2016: 13,936) were reissued to satisfy exercises under the Group’s share option schemes and 29,575 (2016: 697,903) shares were reissued to the CRH Employee Benefit Trust in connection with the release of awards under the 2014 Performance Share Plan (2016: 2006 Performance Share Plan). These reissued Treasury Shares were previously purchased at an average price of €15.89 (2016: €17.23). No Treasury Shares were purchased during 2017 or 2016.

As at the balance sheet date, the CRH Employee Benefit Trust held 337,909 (2016: 284,980) Ordinary Shares on behalf of CRH plc in respect of awards made under the 2014 Performance Share Plan, the 2014 Deferred Share Bonus Plan and the 2013 Restricted Share Plan. The nominal value of these own shares, on which dividends have been waived by the Trustees, amounted to €0.1 million at 31 December 2017 (2016: €0.1 million).

Reconciliation of shares issued to net proceeds	2017 €m	2016 €m	2015 €m
Shares issued at nominal amount:
- Performance Share Plan Awards	1	-	-
- scrip shares issued in lieu of cash dividends	1	2	2
- share options and share participation schemes	-	1	-
- share capital issued - equity placing	-	-	26
Premium on shares issued	180	216	1,722
Total value of shares issued	182	219	1,750
Issue of scrip shares in lieu of cash dividends (note 12)	(77)	(167)	(132)
Shares allotted to the Employee Benefit Trust*	(63)	-	-
Expenses paid in respect of shares issued	-	-	(25)
Net proceeds from issue of shares	42	52	1,593

*	During the year, shares were allotted to the Employee Benefit Trust to satisfy the vesting and release of awards under the 2014 Performance Share Plan to qualifying employees. An increase in nominal Share Capital and Share Premium of €63 million arose on the allotment to the Employee Benefit Trust.

Share premium	2017 €m	2016 €m
At 1 January	6,237	6,021
Premium arising on shares issued	180	216
At 31 December	6,417	6,237